Loss Per Share (Details) - ¥ / shares		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Loss Per Share (Details) [Line Items]
Weighted average ordinary shares	[1]	2,805,073,364,600	1,025,842,445,700	146,069,290,900
Assumed conversion of ordinary shares		0	0	745,244,500
Employee Stock Option [Member]
Loss Per Share (Details) [Line Items]
Weighted average ordinary shares		718,005,400	359,002,700
Exercisable stock options (in Yuan Renminbi per share)
Assumed conversion of ordinary shares		3,410,000,000	3,769,002,700	3,420,000,000

[1]	Retroactively restated to give effect to a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares effective on September 18, 2023 (Note 1).